Schedule of Allowance for Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Beginning balance
Additions	3,367,360
Foreign exchange effect	9,909
Ending balance	$ 3,377,269